Vanguard® Equity Income Fund
Schedule of Investments (unaudited)
As of June 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (97.6%)
Communication Services (3.3%)
Comcast Corp. Class A	20,700,810	812,300
Verizon Communications Inc.	12,410,584	629,837
AT&T Inc.	4,560,632	95,591
Interpublic Group of Cos. Inc.	2,230,706	61,411
Omnicom Group Inc.	658,962	41,917
Lumen Technologies Inc.	1,282,594	13,993
		1,655,049
Consumer Discretionary (5.0%)
Home Depot Inc.	2,443,866	670,279
Lowe's Cos. Inc.	3,183,083	555,989
TJX Cos. Inc.	6,819,838	380,888
McDonald's Corp.	1,025,942	253,285
Starbucks Corp.	2,385,524	182,230
Target Corp.	1,006,705	142,177
H&R Block Inc.	3,055,377	107,916
Best Buy Co. Inc.	1,476,623	96,261
Whirlpool Corp.	166,327	25,759
Genuine Parts Co.	138,843	18,466
Foot Locker Inc.	716,091	18,082
Tapestry Inc.	574,180	17,524
Macy's Inc.	918,619	16,829
Garmin Ltd.	86,129	8,462
		2,494,147
Consumer Staples (12.7%)
Procter & Gamble Co.	8,190,604	1,177,727
Philip Morris International Inc.	8,601,476	849,310
Mondelez International Inc. Class A	12,483,400	775,094
Coca-Cola Co.	8,448,530	531,497
PepsiCo Inc.	2,927,939	487,970
Unilever plc ADR	9,615,111	440,660
Archer-Daniels-Midland Co.	5,293,050	410,741
Kimberly-Clark Corp.	2,535,410	342,661
Walmart Inc.	2,544,552	309,367
Kellogg Co.	3,467,740	247,388
Altria Group Inc.	4,328,353	180,795
Hershey Co.	660,377	142,087
Tyson Foods Inc. Class A	1,513,850	130,282
Kroger Co.	2,709,817	128,256
Colgate-Palmolive Co.	1,063,821	85,255
Bunge Ltd.	355,047	32,199
Coca-Cola Europacific Partners plc	590,332	30,467
Medifast Inc.	129,514	23,378

		Shares	Market Value ($000)
	Nu Skin Enterprises Inc. Class A	467,552	20,245
			6,345,379
Energy (8.1%)
	ConocoPhillips	10,603,454	952,296
	EOG Resources Inc.	4,455,880	492,107
	Coterra Energy Inc.	17,073,224	440,318
[1]	TC Energy Corp.	7,727,618	400,309
	Chevron Corp.	2,691,907	389,734
	Exxon Mobil Corp.	4,478,183	383,512
	Pioneer Natural Resources Co.	1,386,002	309,189
	Phillips 66	3,315,438	271,833
	Diamondback Energy Inc.	825,537	100,014
	Halliburton Co.	2,695,832	84,541
	Marathon Petroleum Corp.	884,364	72,704
	Targa Resources Corp.	1,153,775	68,846
	Valero Energy Corp.	463,661	49,278
	APA Corp.	972,830	33,952
	DTE Midstream LLC	124,527	6,104
			4,054,737
Financials (18.0%)
	JPMorgan Chase & Co.	14,454,833	1,627,759
	Morgan Stanley	11,883,213	903,837
	MetLife Inc.	13,419,097	842,585
	Chubb Ltd.	4,260,181	837,466
	BlackRock Inc.	766,342	466,733
	Progressive Corp.	3,901,238	453,597
	Truist Financial Corp.	7,902,102	374,797
	M&T Bank Corp.	2,314,849	368,964
	Bank of America Corp.	11,623,253	361,832
	Royal Bank of Canada	3,493,005	338,229
	PNC Financial Services Group Inc.	2,060,718	325,120
	Wells Fargo & Co.	7,009,670	274,569
	Blackstone Inc.	2,220,997	202,622
	Citigroup Inc.	4,320,293	198,690
	Hartford Financial Services Group Inc.	1,396,066	91,345
	Synchrony Financial	3,255,317	89,912
	Ally Financial Inc.	2,652,308	88,879
	Unum Group	2,479,936	84,367
	Fidelity National Financial Inc.	2,280,523	84,288
	Jefferies Financial Group Inc.	2,931,818	80,977
	Ameriprise Financial Inc.	322,839	76,732
	Aflac Inc.	1,367,955	75,689
	Allstate Corp.	571,680	72,449
	Regions Financial Corp.	3,531,946	66,224
	First American Financial Corp.	1,162,418	61,515
	Goldman Sachs Group Inc.	204,700	60,800
	OneMain Holdings Inc.	1,591,260	59,481
	Discover Financial Services	560,708	53,032
	Equitable Holdings Inc.	1,693,944	44,161
	Fifth Third Bancorp	1,230,962	41,360
	US Bancorp	898,355	41,342
	Comerica Inc.	512,751	37,626
	PacWest Bancorp	1,385,148	36,928
	Zions Bancorp NA	629,633	32,048
	SLM Corp.	1,832,333	29,207
	Invesco Ltd.	1,791,575	28,898
	Travelers Cos. Inc.	133,464	22,573

	Shares	Market Value ($000)
MGIC Investment Corp.	1,466,278	18,475
Virtu Financial Inc. Class A	595,431	13,939
Franklin Resources Inc.	366,403	8,541
Citizens Financial Group Inc.	228,581	8,158
KeyCorp.	472,160	8,135
Jackson Financial Inc. Class A	288,946	7,729
State Street Corp.	107,263	6,613
		9,008,223
Health Care (19.7%)
Johnson & Johnson	10,392,185	1,844,717
Pfizer Inc.	32,430,501	1,700,331
Merck & Co. Inc.	13,842,683	1,262,037
Eli Lilly & Co.	3,693,442	1,197,525
UnitedHealth Group Inc.	1,145,749	588,491
Elevance Health Inc.	1,032,095	498,068
AstraZeneca plc ADR	6,702,400	442,828
Medtronic plc	3,858,926	346,339
Roche Holding AG	988,683	330,517
Becton Dickinson and Co.	1,328,342	327,476
AbbVie Inc.	1,991,844	305,071
Baxter International Inc.	4,425,696	284,263
CVS Health Corp.	2,181,857	202,171
Gilead Sciences Inc.	3,095,169	191,312
Bristol-Myers Squibb Co.	1,543,564	118,854
Cardinal Health Inc.	1,535,038	80,236
Amgen Inc.	308,344	75,020
Viatris Inc.	3,835,127	40,154
		9,835,410
Industrials (8.9%)
General Dynamics Corp.	2,681,511	593,284
Johnson Controls International plc	10,469,916	501,300
Eaton Corp. plc	3,268,978	411,858
Raytheon Technologies Corp.	4,255,989	409,043
L3Harris Technologies Inc.	1,581,273	382,194
Canadian National Railway Co.	3,141,133	353,329
Honeywell International Inc.	1,905,374	331,173
Caterpillar Inc.	1,532,776	273,999
Northrop Grumman Corp.	549,273	262,866
United Parcel Service Inc. Class B	935,600	170,784
Emerson Electric Co.	1,752,639	139,405
3M Co.	1,039,841	134,566
Lockheed Martin Corp.	291,427	125,302
Cummins Inc.	525,761	101,750
Triton International Ltd.	1,091,155	57,449
Nielsen Holdings plc	2,335,078	54,220
ManpowerGroup Inc.	670,818	51,257
nVent Electric plc	1,396,222	43,744
Fastenal Co.	621,173	31,009
Watsco Inc.	108,647	25,947
Snap-on Inc.	58,411	11,509
ABM Industries Inc.	184,400	8,007
		4,473,995
Information Technology (9.4%)
Cisco Systems Inc.	20,664,951	881,154
Texas Instruments Inc.	4,405,501	676,905
QUALCOMM Inc.	4,116,043	525,783
Analog Devices Inc.	3,390,111	495,261

		Shares	Market Value ($000)
	Broadcom Inc.	784,275	381,009
	TE Connectivity Ltd.	3,036,997	343,636
	Corning Inc.	10,615,853	334,506
	NXP Semiconductors NV	1,937,847	286,859
	Intel Corp.	4,240,746	158,646
	Fidelity National Information Services Inc.	1,554,800	142,529
	HP Inc.	4,140,363	135,721
	Automatic Data Processing Inc.	447,034	93,895
	Seagate Technology Holdings plc	1,072,348	76,609
	International Business Machines Corp.	488,366	68,952
	KLA Corp.	191,880	61,225
	Western Union Co.	2,969,205	48,903
	Hewlett Packard Enterprise Co.	1,406,156	18,646
			4,730,239
Materials (3.7%)
	LyondellBasell Industries NV Class A	5,335,013	466,600
	PPG Industries Inc.	3,640,298	416,232
	Celanese Corp. Class A	2,165,678	254,705
	Reliance Steel & Aluminum Co.	625,283	106,211
	Dow Inc.	2,012,209	103,850
	Nucor Corp.	987,316	103,086
	CF Industries Holdings Inc.	1,197,204	102,636
	Linde plc	332,719	95,667
	Steel Dynamics Inc.	1,267,292	83,831
[1]	Rio Tinto plc ADR	1,265,496	77,195
	Olin Corp.	508,296	23,524
	Greif Inc. Class A	150,987	9,419
	Huntsman Corp.	299,404	8,488
	Westrock Co.	195,588	7,792
			1,859,236
Real Estate (0.6%)
	Crown Castle International Corp.	1,661,420	279,750
Utilities (8.2%)
	American Electric Power Co. Inc.	7,317,950	702,084
	Exelon Corp.	15,022,130	680,803
	Duke Energy Corp.	5,231,376	560,856
	Sempra Energy (XNYS)	3,242,917	487,313
	Dominion Energy Inc.	4,872,084	388,841
	DTE Energy Co.	1,815,570	230,124
	Constellation Energy Corp.	3,902,575	223,461
	NextEra Energy Inc.	1,339,760	103,778
	AES Corp.	4,927,711	103,531
	WEC Energy Group Inc.	919,678	92,556
	NRG Energy Inc.	2,317,389	88,455
	Evergy Inc.	1,325,247	86,472
	Vistra Corp.	3,759,641	85,908
	NiSource Inc.	2,596,350	76,566
	PPL Corp.	1,517,022	41,157
	IDACORP Inc.	387,568	41,051
	UGI Corp.	1,037,842	40,071
	FirstEnergy Corp.	910,387	34,950
	Portland General Electric Co.	453,582	21,922
	Eversource Energy	138,538	11,702
	National Fuel Gas Co.	171,864	11,352

		Shares	Market Value ($000)
	Southern Co.	125,443	8,945
			4,121,898
Total Common Stocks (Cost $38,725,456)			48,858,063
Temporary Cash Investments (2.8%)
Money Market Fund (2.5%)
[2,3]	Vanguard Market Liquidity Fund, 1.417%	12,350,746	1,234,704
		Face Amount ($000)
Repurchase Agreements (0.1%)
	Goldman, Sachs & Co. 1.500%, 7/1/22 (Dated 6/30/22, Repurchase Value $29,801,000, collateralized by Ginnie Mae 2.690%–5.500%, 1/20/29–3/15/57, with a value of $30,396,000)	29,800	29,800
	NatWest Markets plc 1.480%, 7/1/22 (Dated 6/30/22, Repurchase Value $5,200,000, collateralized by U.S. Treasury Note/Bond 2.000%–2.750%, 5/31/24–5/31/29, with a value of $5,304,000)	5,200	5,200
	Nomura International plc 1.480%, 7/1/22 (Dated 6/30/22, Repurchase Value $4,800,000, collateralized by U.S. Treasury Note/Bond 2.000%, 8/15/51, with a value of $4,896,000)	4,800	4,800
			39,800
U.S. Government and Agency Obligations (0.2%)
	United States Treasury Bill, 0.864%, 7/5/22	110,000	109,987
Total Temporary Cash Investments (Cost $1,384,445)			1,384,491
Total Investments (100.4%) (Cost $40,109,901)			50,242,554
Other Assets and Liabilities—Net (-0.4%)			(212,680)
Net Assets (100%)			50,029,874
Cost is in $000.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $279,901,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $297,376,000 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2022	5,152	976,175	(20,717)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of June 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	48,527,546	330,517	—	48,858,063
Temporary Cash Investments	1,234,704	149,787	—	1,384,491
Total	49,762,250	480,304	—	50,242,554
Derivative Financial Instruments
Liabilities
Futures Contracts[1]	20,717	—	—	20,717
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.